Net loss per share (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss per share
12. Net loss per share
As a result of the Merger (see Note 3), for the three months ended March 31, 2022, the Company has retroactively adjusted the weighted average shares outstanding prior to August 5, 2022 to give effect to the Conversion Ratio used to determine the number of Common Shares into which they were converted.
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three months ended March 31, 2023 and 2022 (in thousands, except share and per share data):
	For the three months ended March 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders - basic and diluted	$(24,608)	$(11,657)
Denominator:
Weighted-average common stock outstanding	123,144,097	125,385,841
Net loss per share attributable to common stockholders - basic and diluted	$(0.20)	$(0.09)
As of March 31, 2023 and 2022, the Company’s potentially dilutive securities were stock options, the Warrant Shares, and the Public Warrants and Private Warrants.
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.
Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:
	For the three months ended March 31,
	2023	2022
Public Warrants as converted to Common Shares (Note 8)	14,420,065	—
Private Warrants as converted to Common Shares (Note 8)	11,633,061	—
D-Wave Systems Warrant Shares as converted to Common Shares (Note 11)	2,889,282	2,889,282
Options to purchase common stock as converted to Common Shares	13,026,724	13,784,912
Warrants to purchase common stock	—	617,972
Total	41,969,132	17,292,166

15. Net loss per share
As a result of the Merger (see Note 33), the Company has retroactively adjusted the weighted average shares outstanding prior to August 5, 2022 to give effect to the Conversion Ratio used to determine the number of Common Shares into which they were converted.
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the year ended December 31, 2022, 2021, and 2020 (in thousands, except share and per share data):
	Year ended December 31.
	2022	2021	2020
Numerator:
Net loss attributable to common stockholders - basic and diluted	$(51,529)	$(31,545)	$(10,019)
Denominator:
Weighted-average common stock outstanding	119,647,777	125,342,746	127,161,731
Net loss per share attributable to common stockholders - basic and diluted	$(0.43)	$(0.25)	$(0.08)
For the years ended December 31, 2022, 2021, and 2020 the Company’s potentially dilutive securities were stock options, the Warrant Shares, the Public Warrants and Private Warrants, and the warrants to purchase Common Shares and preferred stock.
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.
Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:
	Year ended December 31.
	2022	2021	2020
Public Warrants as converted to Common Shares (Note 11)	14,420,065	—	—
Private Warrants as converted to Common Shares (Note 11)	11,633,060	—	—
D-Wave Systems Warrant Shares as converted to Common Shares (Note 14)	2,889,282	2,889,282	2,889,282
Options to purchase common stock as converted to Common Shares	13,689,638	14,533,399	11,258,438
Total	42,632,045	17,422,681	14,147,720